Share-based payments - Disclosure of Number and Weighted Average Remaining Contractual Life of Share Options Outstanding (Details)														12 Months Ended
	May 24, 2024 € / shares	May 23, 2024 shares € / shares	Jul. 20, 2023 shares € / shares	Jun. 22, 2022 shares € / shares	Jun. 21, 2021 shares € / shares	Apr. 20, 2021 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
OSA
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)														1,249,005	1,224,780
Number of share options outstanding in share-based payment arrangement (in shares)														4,632,953	3,512,302	2,336,175
Number of options as of including options exercised during the period (in shares)														97,530	0
OSA 2016-1 P
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)													6,400
Exercise price (euro per share) | € / shares													€ 0
Exercise price (in euros per share) | € / shares													€ 13.05
Number of share options outstanding in share-based payment arrangement (in shares)														400
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0
Number of options lapsed or cancelled (in shares)														6,000
Number of awards lapsed or cancelled during the period (in shares)														0
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)												4,000		0	0
Exercise price (euro per share) | € / shares												€ 0
Exercise price (in euros per share) | € / shares												€ 14.26
Number of share options outstanding in share-based payment arrangement (in shares)														4,000	4,000	4,000
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0	0
Number of options lapsed or cancelled (in shares)														0
Number of awards lapsed or cancelled during the period (in shares)														0
OSA 2017 O
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)											3,500
Exercise price (euro per share) | € / shares											€ 0
Exercise price (in euros per share) | € / shares											€ 14.97
Number of share options outstanding in share-based payment arrangement (in shares)														500
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0
Number of options lapsed or cancelled (in shares)														3,000
Number of awards lapsed or cancelled during the period (in shares)														0
OSA 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)										62,000				0	0
Exercise price (euro per share) | € / shares										€ 0
Exercise price (in euros per share) | € / shares										€ 12.87
Number of share options outstanding in share-based payment arrangement (in shares)														50,000	50,000	52,000
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0	0
Number of options lapsed or cancelled (in shares)														12,000
Number of awards lapsed or cancelled during the period (in shares)														0
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)									37,500					0	0
Exercise price (euro per share) | € / shares									€ 0
Exercise price (in euros per share) | € / shares									€ 11.08
Number of share options outstanding in share-based payment arrangement (in shares)														24,750	24,750	25,750
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0	0
Number of options lapsed or cancelled (in shares)														12,750
Number of awards lapsed or cancelled during the period (in shares)														0
OSA LLY 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)								500,000						0	0
Exercise price (euro per share) | € / shares								€ 0
Exercise price (in euros per share) | € / shares								€ 6.41
Number of share options outstanding in share-based payment arrangement (in shares)														500,000	500,000	500,000
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0	0
Number of options lapsed or cancelled (in shares)														0
Number of awards lapsed or cancelled during the period (in shares)														0
OSA 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)							407,972							0	0
Exercise price (euro per share) | € / shares							€ 0
Exercise price (in euros per share) | € / shares							€ 6.25
Number of share options outstanding in share-based payment arrangement (in shares)														306,807	368,707	377,775
Number of options, exercised (in shares)														53,900
Number of options as of including options exercised during the period (in shares)														53,900	0
Number of options lapsed or cancelled (in shares)														47,265
Number of awards lapsed or cancelled during the period (in shares)														8,000
OSA 2021-04
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)														0	0
Exercise price (in euros per share) | € / shares						€ 13.74
Number of share options outstanding in share-based payment arrangement (in shares)														379,132	384,132	396,200
Number of options as of including options exercised during the period (in shares)														0	0
OSA 2021-04 P
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)						428,000
Exercise price (euro per share) | € / shares						€ 0
Exercise price (in euros per share) | € / shares						€ 13.74
Number of share options outstanding in share-based payment arrangement (in shares)														340,600
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0
Number of options lapsed or cancelled (in shares)														87,400
Number of awards lapsed or cancelled during the period (in shares)														5,000
OSA 2021-06
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)					60,000									0	0
Exercise price (euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares					€ 12.99
Number of share options outstanding in share-based payment arrangement (in shares)														60,000	120,000	120,000
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0	0
Number of options lapsed or cancelled (in shares)														0
Number of awards lapsed or cancelled during the period (in shares)														0
OSA 2021-06 P
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)					60,000
Exercise price (euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares					€ 12.99
Number of share options outstanding in share-based payment arrangement (in shares)														60,000
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0
Number of options lapsed or cancelled (in shares)														0
Number of awards lapsed or cancelled during the period (in shares)														0
OSA 2022-06 O
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)					410,500
Exercise price (euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares					€ 4.16
Number of share options outstanding in share-based payment arrangement (in shares)														362,266
Number of options, exercised (in shares)														17,734
Number of options as of including options exercised during the period (in shares)														17,734
Number of options lapsed or cancelled (in shares)														30,500
Number of awards lapsed or cancelled during the period (in shares)														0
OSA 2022-06 P
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)				170,400
Exercise price (euro per share) | € / shares				€ 0
Exercise price (in euros per share) | € / shares				4.16
Number of share options outstanding in share-based payment arrangement (in shares)														123,190
Number of options, exercised (in shares)														510
Number of options as of including options exercised during the period (in shares)														510
Number of options lapsed or cancelled (in shares)														46,700
Number of awards lapsed or cancelled during the period (in shares)														9,380
OSA 2023-01 O
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)			338,860
Exercise price (euro per share) | € / shares			€ 0
Exercise price (in euros per share) | € / shares			€ 5.00
Number of share options outstanding in share-based payment arrangement (in shares)														318,860
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0
Number of options lapsed or cancelled (in shares)														20,000
Number of awards lapsed or cancelled during the period (in shares)														0
OSA 2024-01 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)		1,224,780
Exercise price (euro per share) | € / shares		€ 0
Exercise price (in euros per share) | € / shares		€ 5.81
Number of share options outstanding in share-based payment arrangement (in shares)														1,194,144
Number of options, exercised (in shares)														25,286
Number of options as of including options exercised during the period (in shares)														25,286
Number of options lapsed or cancelled (in shares)														5,350
Number of awards lapsed or cancelled during the period (in shares)														2,110
OSA 2025-01
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)					8,000									8,000
Exercise price (euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares	€ 3.36			3.36	€ 3.36
Number of share options outstanding in share-based payment arrangement (in shares)														8,000	0
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0
Number of options lapsed or cancelled (in shares)														0
Number of awards lapsed or cancelled during the period (in shares)														0
OSA 2025-02
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)					1,241,005									1,241,005
Exercise price (euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares	€ 2.97			€ 2.97	€ 2.97
Number of share options outstanding in share-based payment arrangement (in shares)														1,240,904	0
Number of options, exercised (in shares)														100
Number of options as of including options exercised during the period (in shares)														100
Number of options lapsed or cancelled (in shares)														1
Number of awards lapsed or cancelled during the period (in shares)														1
OSA 2021-04 O
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)						143,200
Exercise price (euro per share) | € / shares						€ 0
Exercise price (in euros per share) | € / shares						€ 13.74
Number of share options outstanding in share-based payment arrangement (in shares)														38,532
Number of options, exercised (in shares)														0
Number of options as of including options exercised during the period (in shares)														0
Number of options lapsed or cancelled (in shares)														104,668
Number of awards lapsed or cancelled during the period (in shares)														0